Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	E-HOUSE (CHINA) HOLDINGS LTD
Entity Central Index Key	0001405658
Document Type	20-F
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	80,925,890